Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Total future minimum lease payments including operating costs are as follows:
2013	290,259
2014	336,446
2015	303,646
2016	304,730
2017	89,490
$1,324,571